Stockholders' Equity: Additional information (Details) - MXN ($) $ in Thousands		12 Months Ended
	Apr. 23, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 18, 2023	Apr. 20, 2022
Stockholders' Equity
Capital stock		$ 7,767,276	$ 7,767,276
Percentage of series stock in total capital stock		15.00%
Capital redemption reserve		$ 11,554,572	11,554,572
Dividend payables					$ 2,979,000	$ 2,709,000
Extraordinary Dividend					$ 3,000,000	$ 1,800,000
Dividends	$ 2,463,000	$ 5,979,000	4,509,000	$ 2,463,000
Percentage of tax equivalent on dividends		42.86%
Capital Contribution		$ 23,753,103	20,812,899
Additional paid-in capital		55,854,836	53,329,606
Fixed Capital Shares
Stockholders' Equity
Capital stock		1,000	1,000
Variable Capital Shares
Stockholders' Equity
Capital stock		$ 7,766,276	$ 7,766,276
Class Two Common Stock
Stockholders' Equity
Number of shares issued		0	0